Related Party Transactions and Balances (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total loans from a cost investment investee	$ 15,367,146	$ 14,399,324
From August 23, 2016 to August 22, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 3,841,787	$ 3,599,831
From August 30, 2016 to November 29, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 2,305,072	$ 2,159,899
From September 1, 2016 to November 30, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 1,536,715	$ 1,439,932
From September 19, 2016 to March 18, 2018 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 7,683,572	$ 7,199,662